Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	74,349,426
Proposed Maximum Offering Price per Unit	0.92335
Maximum Aggregate Offering Price	$ 68,650,542.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,480.64
Offering Note	The shares will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement. Represents shares of common stock and shares of common stock issuable upon exercise of outstanding warrants to purchase shares of common stock of the Company. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered in the Registration Statement include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high low sale price of the Company's common stock on April 15, 2026 as reported on The Nasdaq Stock Market LLC, which date is within five business days prior to filing the Registration Statement.